Shareholder Report, Average Annual Return (Details) 227136_Hotchkis - Wiley High Yield Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	4.67%	3.93%	5.05%
ICE BofA U.S. Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Bond Index
Average Annual Return, Percent	4.47%	0.52%	2.71%
ICE BofA BB-B U.S. High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B U.S. High Yield Constrained Index
Average Annual Return, Percent	6.10%	4.01%	5.49%